Pension plan obligations (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Defined benefit obligation, beginning	R$ (4,956,089)	R$ (5,662,521)
Current service cost	(35,020)	(32,777)
Interest cost	(408,698)	(363,951)
Actuarial (gains)/losses recorded as other comprehensive income	288,392	745,160
Benefits paid	393,952	358,000
Defined benefit obligation, ending	(4,717,463)	(4,956,089)	R$ (5,662,521)
Fair value of the plan's assets, beginning	2,634,427	2,793,927
Expected return on the plan assets	221,079	184,687
Expected Company's contributions	39,377	35,368
Expected participants' contributions	34,000	30,551
Benefits paid	(188,778)	(172,614)
Actuarial gains/(losses) included in other comprehensive income (loss)	(172,833)	(237,492)	(80,059)
Fair value of the plan's assets, ending	2,567,272	2,634,427	2,793,927
(Deficit)/Surplus	(2,150,191)	(2,321,662)
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, beginning	(2,764,027)	(3,112,980)
Current service cost	(35,020)	(32,777)
Interest cost	(231,745)	(205,707)
Actuarial (gains)/losses recorded as other comprehensive income	126,626	414,823
Benefits paid	188,778	172,614
Defined benefit obligation, ending	(2,715,388)	(2,764,027)	(3,112,980)
Fair value of the plan's assets, beginning	2,634,427	2,793,927
Expected return on the plan assets	221,079	184,687
Expected Company's contributions	39,377	35,368
Expected participants' contributions	34,000	30,551
Benefits paid	(188,778)	(172,614)
Actuarial gains/(losses) included in other comprehensive income (loss)	(172,833)	(237,492)	(80,059)
Fair value of the plan's assets, ending	2,567,272	2,634,427	2,793,927
(Deficit)/Surplus	(148,116)	(129,600)
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, beginning	(2,192,062)	(2,549,541)
Current service cost
Interest cost	(176,953)	(158,244)
Actuarial (gains)/losses recorded as other comprehensive income	161,766	330,337
Benefits paid	205,174	185,386
Defined benefit obligation, ending	(2,002,075)	(2,192,062)	(2,549,541)
Fair value of the plan's assets, beginning
Expected return on the plan assets
Expected Company's contributions
Expected participants' contributions
Benefits paid
Actuarial gains/(losses) included in other comprehensive income (loss)
Fair value of the plan's assets, ending
(Deficit)/Surplus	R$ (2,002,075)	R$ (2,192,062)